Investment in equity securities at fair value - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($) shares
Schedule of listed equity securities
Investments in equity securities, cost basis | ¥	¥ 100,213		¥ 100,213
Change in fair value of equity securities	(20,391)	$ (3,217)	25,385	¥ (13,172)
Dividend income	1,120	177	1,281	507
Aggregate fair values of the investments in securities	¥ 93,174		¥ 117,911		$ 14,698
Cordlife Group Limited
Schedule of listed equity securities
Ordinary shares held | shares	25,516,666		25,516,666		25,516,666
Percentage equity interest owned	10.00%		10.00%		10.00%
Dividend income	¥ 1,120	$ 177	¥ 1,281	¥ 507